CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - JPY (¥) ¥ in Thousands	Common Stock	Retained Earnings	Treasury Stock	Non controlling interest	Translation gain / (loss)	Total
BALANCE at the beginning at Jun. 30, 2022	¥ 344,145	¥ 1,945,936	¥ (154,121)	¥ (6,245)	¥ 16,714	¥ 2,146,429
BALANCE at the beginning (in shares) at Jun. 30, 2022	12,498,900
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)		611,918				611,918
Loss attributable to the non controlling interests				(524)		(524)
Translation gain (loss)					5,241	5,241
BALANCE at the end at Jun. 30, 2023	¥ 344,145	2,557,854	(154,121)	(6,769)	21,955	2,763,064
BALANCE at the end (in shares) at Jun. 30, 2023	12,498,900
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)		626,959				626,959
Issuance of shares	¥ 862,620					862,620
Issuance of shares (in shares)	1,143,000
Cash dividends declared		(24,998)				(24,998)
Loss attributable to the non controlling interests				(789)		(789)
Translation gain (loss)					10,512	10,512
BALANCE at the end at Jun. 30, 2024	¥ 1,206,765	3,159,815	(154,121)	(7,558)	32,467	¥ 4,237,368
BALANCE at the end (in shares) at Jun. 30, 2024	13,641,900					13,641,900
Increase (Decrease) in Stockholders' Equity
Net Income (Loss)		846,784				¥ 846,784
Cash dividends declared		(40,926)				(40,926)
Loss attributable to the non controlling interests				(559)		(559)
Changes in ownership interest in a subsidiary	¥ 290			(339)		(49)
Translation gain (loss)					(11,905)	(11,905)
BALANCE at the end at Jun. 30, 2025	¥ 1,207,055	¥ 3,965,673	¥ (154,121)	¥ (8,456)	¥ 20,562	¥ 5,030,713
BALANCE at the end (in shares) at Jun. 30, 2025	13,641,900					13,641,900